Employee Benefit Plans and Defined Benefit Pension Plans - Benefit payments (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020
Projected benefit payments for the funded defined benefit pension plan
2020					$ 0.0
Loss recognized for change in other comprehensive loss recognized for this plan		$ (3.4)	$ 0.3	$ (1.5)
Actuarial loss		1.9	(1.4)	0.3
Amortization		(1.1)	(1.0)	(1.2)
Net loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during 2020		0.0	0.2
Net periodic pension cost	$ 0.4	1.7	1.4	1.6
Funded plan
Projected benefit payments for the funded defined benefit pension plan
2020		0.8
2021		0.9
2022		1.3
2023		1.2
2024		1.4
2025-2029		7.2
Projected benefit obligation for this plan		28.8	26.1	28.0
Unfunded plan
Projected benefit payments for the funded defined benefit pension plan
2020		0.4
2021		0.4
2022		0.4
2023		0.4
2024		0.4
2025-2029		2.5
Projected benefit obligation for this plan		8.4	7.4
Projected benefit obligation for this plan, current liability		0.4	0.3
Projected benefit obligation for this plan, noncurrent liability		8.0	7.1
Net loss recognized in accumulated other comprehensive loss, which has not yet been recognized as a component of net periodic pension cost for the Business' unfunded plan		2.9	2.2
Loss recognized for change in other comprehensive loss recognized for this plan		0.7	0.2
Actuarial loss		0.9
Amortization		0.3
Net loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during 2020		0.3
Net periodic pension cost		$ 0.6	$ 0.7	$ 0.5